American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Equity ETF (AVLC)
May 31, 2026

Avantis U.S. Large Cap Equity ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.7%
AeroVironment, Inc.(1)	663	137,400
ATI, Inc.(1)	8,195	1,435,436
Axon Enterprise, Inc.(1)	509	228,398
Boeing Co.(1)	7,225	1,670,059
BWX Technologies, Inc.	4,109	804,871
Carpenter Technology Corp.	1,829	857,764
Curtiss-Wright Corp.	635	474,732
Firefly Aerospace, Inc.(1)	104	4,835
FTAI Aviation Ltd.	2,952	768,524
General Dynamics Corp.	2,957	1,025,547
General Electric Co.	11,586	3,751,083
HEICO Corp.	228	79,385
HEICO Corp., Class A	504	130,944
Hexcel Corp.	360	32,324
Howmet Aerospace, Inc.	4,589	1,185,109
Huntington Ingalls Industries, Inc.	1,474	454,243
Intuitive Machines, Inc.(1)	190	8,328
Karman Holdings, Inc.(1)(2)	817	46,977
Kratos Defense & Security Solutions, Inc.(1)	2,936	188,286
L3Harris Technologies, Inc.	1,196	376,955
Leonardo DRS, Inc.	1,502	73,238
Lockheed Martin Corp.	3,842	2,037,989
Moog, Inc., Class A	963	346,651
Northrop Grumman Corp.	1,189	670,215
Rocket Lab Corp.(1)	4,049	580,951
RTX Corp.	13,616	2,446,251
StandardAero, Inc.(1)	3,164	90,617
Textron, Inc.	6,007	551,202
TransDigm Group, Inc.	527	663,135
Woodward, Inc.	1,388	485,842
		21,607,291
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	2,567	458,594
Expeditors International of Washington, Inc.	8,620	1,361,874
FedEx Corp.	8,599	3,540,638
United Parcel Service, Inc., Class B	36,953	3,942,516
		9,303,622
Automobile Components — 0.2%
Aptiv PLC(1)	11,554	784,978
Autoliv, Inc.	5,082	646,024
BorgWarner, Inc.	15,789	1,133,966
Lear Corp.	715	102,331
Versigent PLC(1)	924	40,767
		2,708,066
Automobiles — 1.3%
Ford Motor Co.	92,774	1,617,978
General Motors Co.	48,153	4,008,256
Rivian Automotive, Inc., Class A(1)	16,490	268,787
Tesla, Inc.(1)	22,973	10,011,404
		15,906,425

Banks — 3.8%
Bank of America Corp.	97,359	5,023,724
Bank OZK	17	823
BOK Financial Corp.	734	93,981
Central BanCo, Inc., Class A	586	16,642
Citigroup, Inc.	32,249	4,060,149
Citizens Financial Group, Inc.	12,123	754,778
Columbia Banking System, Inc.	13,197	391,159
Commerce Bancshares, Inc.	6,144	320,840
Cullen/Frost Bankers, Inc.	3,100	420,112
East West Bancorp, Inc.	7,578	928,608
Fifth Third Bancorp	28,211	1,408,575
First Citizens BancShares, Inc., Class A	393	782,270
First Horizon Corp.	18,121	439,072
FNB Corp.	221	3,863
Home BancShares, Inc.	2,093	56,009
Huntington Bancshares, Inc.	65,652	1,074,067
JPMorgan Chase & Co.	47,506	14,219,021
KeyCorp	39,545	843,495
M&T Bank Corp.	4,679	1,011,179
Old National Bancorp	13,078	314,003
Pinnacle Financial Partners, Inc.	3,515	343,556
PNC Financial Services Group, Inc.	9,474	2,094,891
Popular, Inc.	3,451	512,577
Prosperity Bancshares, Inc.	2,543	175,365
Regions Financial Corp.	28,241	790,748
Southstate Bank Corp.	5,217	494,311
Truist Financial Corp.	30,045	1,448,469
U.S. Bancorp	45,537	2,497,704
UMB Financial Corp.	3,291	431,977
Valley National Bancorp	12,376	170,418
Webster Financial Corp.	5,475	398,142
Wells Fargo & Co.	61,726	4,786,234
Western Alliance Bancorp	5,360	426,924
Wintrust Financial Corp.	3,523	529,260
Zions Bancorp NA	8,549	533,885
		47,796,831
Beverages — 0.8%
Brown-Forman Corp., Class A	1,822	48,702
Brown-Forman Corp., Class B	14,656	376,952
Celsius Holdings, Inc.(1)	7,447	247,762
Coca-Cola Co.	29,643	2,342,093
Coca-Cola Consolidated, Inc.	5,077	879,641
Constellation Brands, Inc., Class A	7,533	1,045,731
Keurig Dr. Pepper, Inc.	17,252	518,078
Molson Coors Beverage Co., Class B	9,547	377,393
Monster Beverage Corp.(1)	11,893	1,047,535
PepsiCo, Inc.	20,501	2,956,039
Primo Brands Corp., Class A	347	8,606
		9,848,532
Biotechnology — 1.8%
AbbVie, Inc.	15,829	3,446,290
Alnylam Pharmaceuticals, Inc.(1)	661	199,609
Amgen, Inc.	7,506	2,527,946
Apogee Therapeutics, Inc.(1)	106	8,707

Arrowhead Pharmaceuticals, Inc.(1)	4,694	365,710
Biogen, Inc.(1)	4,882	956,872
BioMarin Pharmaceutical, Inc.(1)	4,848	277,742
Bridgebio Pharma, Inc.(1)	2,265	150,079
Cytokinetics, Inc.(1)	1,535	117,827
Erasca, Inc.(1)	196	2,517
Exelixis, Inc.(1)	17,377	877,191
Gilead Sciences, Inc.	41,672	5,601,967
Halozyme Therapeutics, Inc.(1)	4,036	268,555
ImmunityBio, Inc.(1)(2)	2,426	18,244
Immunovant, Inc.(1)	142	4,729
Incyte Corp.(1)	4,488	434,169
Insmed, Inc.(1)	1,408	150,529
Krystal Biotech, Inc.(1)	698	215,703
Kymera Therapeutics, Inc.(1)	889	72,382
Moderna, Inc.(1)	8,476	399,982
Natera, Inc.(1)	1,090	243,473
Neurocrine Biosciences, Inc.(1)	2,520	398,916
Nuvalent, Inc., Class A(1)	988	109,065
Praxis Precision Medicines, Inc.(1)	717	250,928
Protagonist Therapeutics, Inc.(1)	382	38,032
Regeneron Pharmaceuticals, Inc.	2,290	1,407,846
Revolution Medicines, Inc.(1)	3,453	543,778
Roivant Sciences Ltd.(1)	12,475	374,125
Spyre Therapeutics, Inc.(1)	45	3,308
United Therapeutics Corp.(1)	2,144	1,193,822
Vaxcyte, Inc.(1)	2,959	152,093
Vertex Pharmaceuticals, Inc.(1)	3,902	1,746,301
		22,558,437
Broadline Retail — 4.2%
Amazon.com, Inc.(1)	182,525	49,398,566
Coupang, Inc.(1)	30,454	505,536
Dillard's, Inc., Class A(2)	231	136,339
eBay, Inc.	12,359	1,350,468
MercadoLibre, Inc.(1)	653	1,107,259
Ollie's Bargain Outlet Holdings, Inc.(1)	104	8,490
		52,506,658
Building Products — 0.6%
A.O. Smith Corp.	7,144	405,208
AAON, Inc.	905	126,881
Advanced Drainage Systems, Inc.	5,087	707,907
Allegion PLC	947	123,176
Armstrong World Industries, Inc.	3,014	475,911
Carlisle Cos., Inc.	1,231	424,461
Carrier Global Corp.	4,786	305,682
Fortune Brands Innovations, Inc.	10	389
Johnson Controls International PLC	4,174	559,566
Lennox International, Inc.	1,388	696,998
Masco Corp.	2,264	159,046
Modine Manufacturing Co.(1)	1,172	326,883
Owens Corning	5,333	670,998
Simpson Manufacturing Co., Inc.	1,853	351,588
Trane Technologies PLC	2,952	1,332,238
Zurn Elkay Water Solutions Corp.	4,166	195,802
		6,862,734

Capital Markets — 3.3%
Affiliated Managers Group, Inc.	425	128,711
Ameriprise Financial, Inc.	4,786	2,133,168
Ares Management Corp., Class A	953	122,461
Bank of New York Mellon Corp.	17,541	2,445,742
Blackrock, Inc.	1,557	1,629,992
Blackstone, Inc.	6,530	763,814
Carlyle Group, Inc.	10,629	482,876
Cboe Global Markets, Inc.	2,169	723,492
Charles Schwab Corp.	37,948	3,314,758
CME Group, Inc.	5,251	1,436,359
Coinbase Global, Inc., Class A(1)	2,482	469,172
Evercore, Inc., Class A	1,391	474,136
FactSet Research Systems, Inc.	603	148,018
Franklin Resources, Inc.	8,727	270,712
Freedom Holding Corp.(1)(2)	194	27,707
Galaxy Digital, Inc., Class A(1)(2)	14,850	439,263
Goldman Sachs Group, Inc.	6,070	6,225,149
Hamilton Lane, Inc., Class A	182	15,858
Houlihan Lokey, Inc.	1,272	180,192
Interactive Brokers Group, Inc., Class A	4,970	432,241
Intercontinental Exchange, Inc.	3,506	518,362
Invesco Ltd.	7,424	211,287
Janus Henderson Group PLC	2,823	145,977
Jefferies Financial Group, Inc.	8,903	469,366
KKR & Co., Inc.	6,760	648,554
LPL Financial Holdings, Inc.	4,469	1,223,478
Moody's Corp.	2,299	1,042,022
Morgan Stanley	27,351	5,689,008
MSCI, Inc.	697	440,072
Nasdaq, Inc.	3,020	279,410
Northern Trust Corp.	9,396	1,554,568
PJT Partners, Inc., Class A	38	5,810
Raymond James Financial, Inc.	6,827	979,060
Robinhood Markets, Inc., Class A(1)	11,297	1,065,307
S&P Global, Inc.	1,719	728,856
SEI Investments Co.	4,693	412,421
State Street Corp.	8,317	1,294,458
Stifel Financial Corp.	5,786	405,888
StoneX Group, Inc.(1)	4,478	507,581
T. Rowe Price Group, Inc.	9,751	1,019,272
Tradeweb Markets, Inc., Class A	1,681	168,520
Virtu Financial, Inc., Class A	2,602	130,490
		40,803,588
Chemicals — 1.2%
Air Products & Chemicals, Inc.	7,596	2,116,398
Albemarle Corp.	4,234	746,962
Celanese Corp.	52	2,763
CF Industries Holdings, Inc.	11,499	1,291,913
Corteva, Inc.	14,851	1,162,536
Dow, Inc.	18,099	610,841
DuPont de Nemours, Inc.	10,854	525,551
Eastman Chemical Co.	4,349	329,959
Ecolab, Inc.	2,587	662,272
Element Solutions, Inc.	341	14,469

International Flavors & Fragrances, Inc.	5,710	434,245
Linde PLC	5,170	2,573,057
LyondellBasell Industries NV, Class A	20,272	1,351,129
Mosaic Co.	12,326	294,591
NewMarket Corp.	3	2,321
PPG Industries, Inc.	4,326	488,751
RPM International, Inc.	3,649	386,685
Sherwin-Williams Co.	3,336	1,013,610
Solstice Advanced Materials, Inc.	11,662	982,290
Westlake Corp.	1,526	132,503
		15,122,846
Commercial Services and Supplies — 0.3%
Cintas Corp.	4,901	839,345
Clean Harbors, Inc.(1)	1,541	433,067
Copart, Inc.(1)	14,815	485,488
MSA Safety, Inc.	666	110,423
Republic Services, Inc.	1,655	331,728
Rollins, Inc.	6,187	294,501
Veralto Corp.	3,684	302,935
Waste Connections, Inc.	2,438	363,311
Waste Management, Inc.	4,988	1,054,763
		4,215,561
Communications Equipment — 1.2%
Applied Optoelectronics, Inc.(1)	915	144,945
Arista Networks, Inc.(1)	18,777	2,994,368
Ciena Corp.(1)	3,301	1,915,339
Cisco Systems, Inc.	47,831	5,759,809
F5, Inc.(1)	1,130	433,299
Lumentum Holdings, Inc.(1)	813	695,083
Motorola Solutions, Inc.	2,912	1,174,351
Ubiquiti, Inc.	221	129,033
Viasat, Inc.(1)	13,365	1,077,486
Viavi Solutions, Inc.(1)	1,766	85,757
		14,409,470
Construction and Engineering — 0.9%
AECOM	317	21,990
API Group Corp.(1)	2,203	90,323
Argan, Inc.	1,311	874,463
Comfort Systems USA, Inc.	1,476	2,698,438
Dycom Industries, Inc.(1)	2,025	1,032,750
EMCOR Group, Inc.	2,250	1,860,345
Everus Construction Group, Inc.(1)	351	52,218
Fluor Corp.(1)	5,647	258,407
IES Holdings, Inc.(1)	616	417,864
Legence Corp., Class A(1)	884	74,026
MasTec, Inc.(1)	1,293	489,232
MYR Group, Inc.(1)	149	69,294
Primoris Services Corp.	3,944	496,076
Quanta Services, Inc.	1,712	1,218,482
Sterling Infrastructure, Inc.(1)	1,228	1,057,112
Valmont Industries, Inc.	1,181	613,896
		11,324,916
Construction Materials — 0.2%
CRH PLC	12,647	1,375,867
Eagle Materials, Inc.	115	25,436

James Hardie Industries PLC(1)	1,346	31,335
Martin Marietta Materials, Inc.	1,260	732,866
Vulcan Materials Co.	3,185	901,100
		3,066,604
Consumer Finance — 0.7%
Ally Financial, Inc.	18,360	785,992
American Express Co.	13,501	4,272,661
Capital One Financial Corp.	9,415	1,769,361
Figure Technology Solutions, Inc., Class A(1)	735	25,982
FirstCash Holdings, Inc.	701	154,157
OneMain Holdings, Inc.	4,767	263,663
SoFi Technologies, Inc.(1)	25,934	472,517
Synchrony Financial	21,318	1,522,958
		9,267,291
Consumer Staples Distribution & Retail — 2.3%
BJ's Wholesale Club Holdings, Inc.(1)	9,267	790,290
Casey's General Stores, Inc.	1,534	1,176,793
Costco Wholesale Corp.	9,206	8,803,882
Dollar General Corp.	15,542	1,719,101
Dollar Tree, Inc.(1)	14,083	1,639,824
Kroger Co.	31,754	1,973,511
Maplebear, Inc.(1)	7,557	300,768
Performance Food Group Co.(1)	3,238	317,939
Sprouts Farmers Market, Inc.(1)	5,752	475,230
Sysco Corp.	9,337	707,838
Target Corp.	27,555	3,501,414
U.S. Foods Holding Corp.(1)	2,949	241,376
Walmart, Inc.	67,173	7,775,275
		29,423,241
Containers and Packaging — 0.4%
Amcor PLC	4,013	155,785
AptarGroup, Inc.	2,526	292,637
Avery Dennison Corp.	1,664	264,692
Ball Corp.	6,569	359,127
Crown Holdings, Inc.	2,259	214,786
International Paper Co.	29,798	997,339
Packaging Corp. of America	5,505	1,205,100
Smurfit Westrock PLC	30,545	1,256,927
		4,746,393
Distributors — 0.1%
Genuine Parts Co.	2,991	295,212
LKQ Corp.	4,844	131,369
Pool Corp.	1,043	189,200
		615,781
Diversified Consumer Services — 0.0%
Grand Canyon Education, Inc.(1)	6	899
Liberty Live Holdings, Inc., Class A(1)	548	52,783
Liberty Live Holdings, Inc., Class C(1)	1,305	129,326
Service Corp. International	2,787	209,555
		392,563
Diversified Telecommunication Services — 1.0%
AST SpaceMobile, Inc.(1)(2)	2,030	230,222
AT&T, Inc.	133,123	3,301,451
Comcast Corp., Class A	119,381	2,969,006
Globalstar, Inc.(1)	3,792	319,324

Liberty Capital Corp., Class A(1)	31	692
Liberty Capital Corp., Class C(1)	622	13,914
Liberty Global Ltd., Class A(1)	38	475
Liberty Global Ltd., Class C(1)	30	365
Lumen Technologies, Inc.(1)	20,469	224,954
Verizon Communications, Inc.	121,909	5,828,469
		12,888,872
Electric Utilities — 1.4%
Alliant Energy Corp.	6,750	483,368
American Electric Power Co., Inc.	13,747	1,741,332
Constellation Energy Corp.	2,680	771,170
Duke Energy Corp.	14,020	1,720,675
Edison International	16,612	1,161,843
Entergy Corp.	12,303	1,341,642
Evergy, Inc.	6,660	546,386
Eversource Energy	13,345	911,063
Exelon Corp.	31,064	1,417,761
FirstEnergy Corp.	8,475	393,155
IDACORP, Inc.	1,345	188,663
NextEra Energy, Inc.	9,527	828,944
NRG Energy, Inc.	3,799	509,370
OGE Energy Corp.	8,731	412,365
PG&E Corp.	71,587	1,169,732
Pinnacle West Capital Corp.	4,969	495,608
Portland General Electric Co.	6,264	313,952
PPL Corp.	20,709	732,892
Southern Co.	12,610	1,160,751
Xcel Energy, Inc.	14,671	1,166,344
		17,467,016
Electrical Equipment — 1.3%
Acuity, Inc.	804	245,308
AMETEK, Inc.	3,428	774,214
Bloom Energy Corp., Class A(1)	3,705	1,055,925
Eaton Corp. PLC	3,550	1,422,130
Emerson Electric Co.	4,814	692,349
EnerSys	2,568	585,427
GE Vernova, Inc.	5,455	5,282,186
Generac Holdings, Inc.(1)	1,576	437,986
Hubbell, Inc.	805	381,256
Nextpower, Inc., Class A(1)	10,320	1,614,048
nVent Electric PLC	3,074	513,327
Powell Industries, Inc.	430	122,301
Rockwell Automation, Inc.	1,931	870,997
Vertiv Holdings Co., Class A	8,689	2,743,204
Vicor Corp.(1)	356	119,203
		16,859,861
Electronic Equipment, Instruments and Components — 1.5%
Advanced Energy Industries, Inc.	1,198	362,012
Amphenol Corp., Class A	16,275	2,421,069
Arrow Electronics, Inc.(1)	901	193,382
Avnet, Inc.	514	44,682
CDW Corp.	2,427	304,467
Cognex Corp.	2,330	153,430
Coherent Corp.(1)	2,994	1,082,241
Corning, Inc.	16,005	2,899,466

Fabrinet(1)	892	583,511
Flex Ltd.(1)	24,101	3,633,949
Ingram Micro Holding Corp.	125	3,531
Jabil, Inc.	5,208	1,898,628
Keysight Technologies, Inc.(1)	3,196	1,081,303
Littelfuse, Inc.	847	395,439
Plexus Corp.(1)	167	44,816
Ralliant Corp.	155	9,590
Sanmina Corp.(1)	3,584	930,872
TD SYNNEX Corp.	2,492	651,110
TE Connectivity PLC	6,330	1,350,885
Teledyne Technologies, Inc.(1)	634	392,972
TTM Technologies, Inc.(1)	2,883	500,835
Vontier Corp.	150	4,257
		18,942,447
Energy Equipment and Services — 0.8%
Archrock, Inc.	2,893	96,887
Baker Hughes Co.	27,994	1,788,257
Halliburton Co.	55,106	2,140,868
Kodiak Gas Services, Inc.	1,107	74,003
Noble Corp. PLC	10,727	498,591
NOV, Inc.	29,654	591,894
SLB Ltd.	38,802	2,116,649
TechnipFMC PLC	30,550	2,090,231
Transocean Ltd.(1)	48,344	299,249
Valaris Ltd.(1)	2,663	246,674
Weatherford International PLC	5,871	608,470
		10,551,773
Entertainment — 0.9%
Electronic Arts, Inc.	2,092	421,998
Liberty Media Corp.-Liberty Formula One, Class A(1)	257	21,583
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,206	291,073
Live Nation Entertainment, Inc.(1)	2,929	493,273
Madison Square Garden Sports Corp.(1)	151	56,518
Netflix, Inc.(1)	60,227	5,180,726
ROBLOX Corp., Class A(1)	4,026	189,826
Roku, Inc.(1)	2,712	353,048
Take-Two Interactive Software, Inc.(1)	3,830	858,533
TKO Group Holdings, Inc.	257	52,731
Walt Disney Co.	22,155	2,256,044
Warner Bros Discovery, Inc.(1)	43,818	1,183,524
		11,358,877
Financial Services — 2.2%
Affirm Holdings, Inc.(1)	4,055	298,651
Apollo Global Management, Inc.	7,877	1,013,849
Berkshire Hathaway, Inc., Class B(1)	15,702	7,450,285
Block, Inc.(1)	8,678	657,098
Corebridge Financial, Inc.	16,738	451,926
Corpay, Inc.(1)	1,011	365,780
Equitable Holdings, Inc.	11,358	469,653
Essent Group Ltd.	92	5,326
Fidelity National Information Services, Inc.	2,962	127,336
Fiserv, Inc.(1)	3,325	188,062
Global Payments, Inc.	4,026	304,003
Jack Henry & Associates, Inc.	3,354	457,217

Jackson Financial, Inc., Class A	5,399	556,691
Mastercard, Inc., Class A	11,733	5,795,867
PayPal Holdings, Inc.	13,448	601,798
Rocket Cos., Inc., Class A(1)	14,278	207,174
Toast, Inc., Class A(1)	4,969	129,343
Visa, Inc., Class A	25,939	8,465,452
Voya Financial, Inc.	1,039	84,388
		27,629,899
Food Products — 0.5%
Archer-Daniels-Midland Co.	22,975	1,832,946
Bunge Global SA	4,391	541,410
Darling Ingredients, Inc.(1)	6,905	408,086
General Mills, Inc.	2,908	98,319
Hershey Co.	5,699	1,105,777
Hormel Foods Corp.	6,484	150,623
Ingredion, Inc.	4,136	419,556
Kraft Heinz Co.	19,458	467,187
Mondelez International, Inc., Class A	9,448	577,934
Pilgrim's Pride Corp.	4,299	121,705
Smithfield Foods, Inc.	1,921	49,619
Tyson Foods, Inc., Class A	9,288	566,754
		6,339,916
Gas Utilities — 0.1%
Atmos Energy Corp.	2,431	411,155
National Fuel Gas Co.	3,885	300,116
Southwest Gas Holdings, Inc.	3,150	271,562
UGI Corp.	4,620	161,330
		1,144,163
Ground Transportation — 1.6%
CSX Corp.	84,322	3,816,414
JB Hunt Transport Services, Inc.	5,506	1,522,024
Knight-Swift Transportation Holdings, Inc.	4,768	360,604
Landstar System, Inc.	18	3,724
Norfolk Southern Corp.	8,875	2,706,520
Old Dominion Freight Line, Inc.	9,230	2,078,134
Ryder System, Inc.	2,930	734,990
Saia, Inc.(1)	1,117	527,637
Uber Technologies, Inc.(1)	26,570	1,870,528
U-Haul Holding Co.(1)(2)	50	2,895
U-Haul Holding Co.	2,957	153,823
Union Pacific Corp.	21,458	5,635,729
XPO, Inc.(1)	2,520	539,910
		19,952,932
Health Care Equipment and Supplies — 1.1%
Abbott Laboratories	19,789	1,693,938
Align Technology, Inc.(1)	2,215	387,514
Baxter International, Inc.	8,433	158,372
Becton Dickinson & Co.	2,180	320,722
Boston Scientific Corp.(1)	11,637	562,184
Cooper Cos., Inc.(1)	4,958	303,479
Dexcom, Inc.(1)	23,732	1,749,998
Edwards Lifesciences Corp.(1)	10,333	893,495
Envista Holdings Corp.(1)	5	118
GE HealthCare Technologies, Inc.	3,171	197,680
Globus Medical, Inc., Class A(1)	3,738	306,067

IDEXX Laboratories, Inc.(1)	2,785	1,569,431
Insulet Corp.(1)	1,301	188,567
Intuitive Surgical, Inc.(1)	3,900	1,656,096
Masimo Corp.(1)	3,059	545,879
Medline, Inc., Class A(1)	500	18,280
Medtronic PLC	12,284	906,682
Penumbra, Inc.(1)	618	196,709
ResMed, Inc.	2,733	520,828
Solventum Corp.(1)	780	58,461
STERIS PLC	2,159	459,284
Stryker Corp.	2,727	831,980
Zimmer Biomet Holdings, Inc.	4,637	381,764
		13,907,528
Health Care Providers and Services — 1.0%
BrightSpring Health Services, Inc.(1)	442	27,263
Cardinal Health, Inc.	2,554	502,627
Cencora, Inc.	3,774	1,016,565
Centene Corp.(1)	34,567	2,060,193
Cigna Group	1,501	416,377
CVS Health Corp.	7,081	644,229
DaVita, Inc.(1)	412	80,076
Elevance Health, Inc.	4,092	1,608,934
Encompass Health Corp.	3,614	382,542
Ensign Group, Inc.	2,479	415,604
Guardant Health, Inc.(1)	1,725	223,715
HCA Healthcare, Inc.	1,387	525,035
HealthEquity, Inc.(1)	983	86,494
Henry Schein, Inc.(1)	4	306
Humana, Inc.	2,140	653,599
Labcorp Holdings, Inc.	1,585	412,195
McKesson Corp.	1,070	794,411
Molina Healthcare, Inc.(1)	1,322	229,499
Quest Diagnostics, Inc.	743	144,811
Tenet Healthcare Corp.(1)	431	75,563
UnitedHealth Group, Inc.	5,348	2,033,898
Universal Health Services, Inc., Class B	3,350	489,469
		12,823,405
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(1)	2,116	368,903
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	7,178	956,899
Booking Holdings, Inc.	4,611	772,020
Boyd Gaming Corp.	572	47,293
Brinker International, Inc.(1)	387	55,101
Carnival Corp. Ltd.	60,915	1,709,275
Cava Group, Inc.(1)	1,505	116,878
Chipotle Mexican Grill, Inc.(1)	47,144	1,502,008
Churchill Downs, Inc.	51	4,448
Darden Restaurants, Inc.	3,676	749,573
Domino's Pizza, Inc.	376	116,778
DoorDash, Inc., Class A(1)	2,857	455,092
DraftKings, Inc., Class A(1)	457	11,192
Dutch Bros, Inc., Class A(1)	2,323	134,734
Expedia Group, Inc.	2,406	543,251
Flutter Entertainment PLC(1)	609	59,061

Hilton Worldwide Holdings, Inc.	2,199	720,524
Hyatt Hotels Corp., Class A	16	2,902
Las Vegas Sands Corp.	16,672	843,103
Life Time Group Holdings, Inc.(1)	9,013	298,150
Marriott International, Inc., Class A	2,085	783,126
McDonald's Corp.	5,573	1,555,982
MGM Resorts International(1)	3,292	143,762
Norwegian Cruise Line Holdings Ltd.(1)	34,023	623,982
Planet Fitness, Inc., Class A(1)	244	13,056
Royal Caribbean Cruises Ltd.	10,962	3,120,114
Starbucks Corp.	9,947	986,344
Super Group SGHC Ltd.	1,091	13,583
Texas Roadhouse, Inc.	4,405	795,631
Viking Holdings Ltd.(1)	7,438	685,114
Wyndham Hotels & Resorts, Inc.	232	18,620
Wynn Resorts Ltd.	743	75,206
Yum! Brands, Inc.	2,865	423,877
		18,336,679
Household Durables — 0.5%
DR Horton, Inc.	8,538	1,255,855
Garmin Ltd.	3,406	796,732
Installed Building Products, Inc.	1,245	261,425
Lennar Corp., B Shares(2)	339	29,859
Lennar Corp., Class A	12,209	1,096,124
Mohawk Industries, Inc.(1)	140	15,039
NVR, Inc.(1)	108	659,318
PulteGroup, Inc.	8,232	972,858
SharkNinja, Inc.(1)	2,015	245,608
Somnigroup International, Inc.	2,740	194,019
Taylor Morrison Home Corp.(1)	12	702
Toll Brothers, Inc.	3,954	547,787
TopBuild Corp.(1)	24	10,020
		6,085,346
Household Products — 0.5%
Church & Dwight Co., Inc.	4,993	477,481
Clorox Co.	1,711	154,024
Colgate-Palmolive Co.	18,115	1,632,705
Kimberly-Clark Corp.	6,969	680,174
Procter & Gamble Co.	24,324	3,491,954
		6,436,338
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	22,805	334,549
Clearway Energy, Inc., Class C	3,072	126,444
Ormat Technologies, Inc.	3,174	435,568
Talen Energy Corp.(1)	3,080	1,191,344
Vistra Corp.	7,467	1,196,437
		3,284,342
Industrial Conglomerates — 0.2%
3M Co.	6,626	1,014,640
Honeywell International, Inc.	7,227	1,719,014
		2,733,654
Insurance — 2.9%
Aflac, Inc.	14,646	1,646,503
Allstate Corp.	12,383	2,552,012
American Financial Group, Inc.	3,772	489,606

American International Group, Inc.	26,678	1,980,308
Aon PLC, Class A	1,812	572,701
Arch Capital Group Ltd.(1)	17,434	1,557,554
Arthur J Gallagher & Co.	2,171	436,610
Assurant, Inc.	3,719	925,547
Axis Capital Holdings Ltd.	5,656	536,924
Brown & Brown, Inc.	1,064	59,850
Chubb Ltd.	7,527	2,346,392
Cincinnati Financial Corp.	4,481	705,399
CNA Financial Corp.	333	14,006
Erie Indemnity Co., Class A	927	197,516
Everest Group Ltd.	2,105	682,083
Fidelity National Financial, Inc.	9,403	445,232
First American Financial Corp.	6,185	409,633
Globe Life, Inc.	5,257	805,583
Hanover Insurance Group, Inc.	113	21,041
Hartford Insurance Group, Inc.	15,763	2,003,950
Kinsale Capital Group, Inc.	1,012	308,427
Lincoln National Corp.	13,223	466,640
Loews Corp.	6,168	638,696
Markel Group, Inc.(1)	565	1,025,808
Marsh & McLennan Cos., Inc.	3,678	588,370
MetLife, Inc.	23,586	1,950,326
Old Republic International Corp.	10,087	375,539
Oscar Health, Inc., Class A(1)	1,834	40,770
Primerica, Inc.	2,362	637,669
Principal Financial Group, Inc.	12,581	1,303,643
Progressive Corp.	17,467	3,325,717
Prudential Financial, Inc.	16,358	1,646,269
Reinsurance Group of America, Inc.	2,651	532,162
RenaissanceRe Holdings Ltd.	3,155	884,504
Ryan Specialty Holdings, Inc.	834	26,563
Travelers Cos., Inc.	10,659	3,111,255
Unum Group	6,611	550,233
W.R. Berkley Corp.	10,037	637,751
Willis Towers Watson PLC	576	143,810
		36,582,602
Interactive Media and Services — 6.0%
Alphabet, Inc., Class A	71,645	27,249,459
Alphabet, Inc., Class C	55,424	20,863,256
Match Group, Inc.	2,414	87,218
Meta Platforms, Inc., Class A	42,525	26,897,488
Pinterest, Inc., Class A(1)	8,559	171,608
Reddit, Inc., Class A(1)	1,528	268,928
		75,537,957
IT Services — 1.0%
Accenture PLC, Class A	8,645	1,617,220
Akamai Technologies, Inc.(1)	4,561	682,052
Amdocs Ltd.	1,991	125,373
Applied Digital Corp.(1)	3,335	157,679
Cloudflare, Inc., Class A(1)	4,050	979,371
Cognizant Technology Solutions Corp., Class A	14,934	832,645
CoreWeave, Inc., Class A(1)	5,315	582,152
DigitalOcean Holdings, Inc.(1)	736	114,779
EPAM Systems, Inc.(1)	87	8,914

Gartner, Inc.(1)	1,624	263,413
GoDaddy, Inc., Class A(1)	3,343	286,930
International Business Machines Corp.	12,366	3,682,595
MongoDB, Inc.(1)	1,298	435,544
Okta, Inc.(1)	1,600	197,232
Snowflake, Inc., Class A(1)	4,186	1,069,732
Twilio, Inc., Class A(1)	2,844	542,180
VeriSign, Inc.	1,104	315,060
		11,892,871
Leisure Products — 0.0%
Hasbro, Inc.	4,385	377,855
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	4,306	583,592
Bio-Rad Laboratories, Inc., Class A(1)	546	170,614
Bio-Techne Corp.	3,452	178,399
Bruker Corp.	146	8,598
Charles River Laboratories International, Inc.(1)	940	169,867
Danaher Corp.	5,665	1,034,826
Illumina, Inc.(1)	3,974	647,603
IQVIA Holdings, Inc.(1)	2,115	385,374
Medpace Holdings, Inc.(1)	798	356,794
Mettler-Toledo International, Inc.(1)	179	211,324
Repligen Corp.(1)	870	107,837
Revvity, Inc.	512	53,530
Tempus AI, Inc., Class A(1)	32	1,615
Thermo Fisher Scientific, Inc.	2,230	1,098,297
Waters Corp.(1)	1,707	654,754
West Pharmaceutical Services, Inc.	2,006	647,557
		6,310,581
Machinery — 2.6%
AGCO Corp.	3,502	393,205
Allison Transmission Holdings, Inc.	1,712	194,363
Caterpillar, Inc.	12,557	10,998,300
Chart Industries, Inc.(1)	602	125,108
Crane Co.	1,006	184,098
Cummins, Inc.	5,175	3,346,310
Deere & Co.	8,179	4,434,490
Donaldson Co., Inc.	4,680	383,152
Dover Corp.	2,319	490,144
Enpro, Inc.	9	2,763
ESCO Technologies, Inc.	425	124,057
Federal Signal Corp.	1,274	135,936
Flowserve Corp.	4,822	364,109
Fortive Corp.	928	54,121
Graco, Inc.	5,755	434,215
IDEX Corp.	948	199,867
Illinois Tool Works, Inc.	4,846	1,198,319
Ingersoll Rand, Inc.	4,452	318,941
ITT, Inc.	2,143	417,885
JBT Marel Corp.	1,026	137,884
Lincoln Electric Holdings, Inc.	2,195	567,385
Middleby Corp.(1)	180	27,902
Mueller Industries, Inc.	6,009	772,757
Oshkosh Corp.	2,545	330,850
Otis Worldwide Corp.	4,189	296,749

PACCAR, Inc.	12,006	1,325,102
Parker-Hannifin Corp.	1,540	1,300,730
Pentair PLC	207	14,664
RBC Bearings, Inc.(1)	523	299,135
Snap-on, Inc.	1,625	603,216
SPX Technologies, Inc.(1)	1,033	223,810
Stanley Black & Decker, Inc.	2,854	226,665
Symbotic, Inc.(1)	957	44,429
Terex Corp.	3,450	200,721
Timken Co.	2,708	346,570
Toro Co.	8,123	730,095
Watts Water Technologies, Inc., Class A	744	229,881
Westinghouse Air Brake Technologies Corp.	1,663	434,309
Xylem, Inc.	3,536	387,333
		32,299,570
Marine Transportation — 0.0%
Kirby Corp.(1)	3,031	426,128
Media — 0.2%
Charter Communications, Inc., Class A(1)	1,284	184,960
EchoStar Corp., Class A(1)(2)	3,857	498,286
Fox Corp., Class A	9,343	597,205
Fox Corp., Class B	6,839	392,490
Liberty Broadband Corp., Class C(1)	675	22,788
New York Times Co., Class A	6,341	476,907
News Corp., Class A	6,790	177,219
News Corp., Class B	1,905	56,807
Nexstar Media Group, Inc., Class A	127	22,661
Omnicom Group, Inc.	1,181	85,870
Paramount Skydance Corp., Class B	45,555	483,338
Trade Desk, Inc., Class A(1)	2,703	58,277
		3,056,808
Metals and Mining — 0.8%
Alcoa Corp.	3,107	241,227
Cleveland-Cliffs, Inc.(1)	37	503
Coeur Mining, Inc.	26,986	521,369
Commercial Metals Co.	6,849	520,866
Freeport-McMoRan, Inc.	54,804	3,601,171
Hecla Mining Co.	25,401	451,376
MP Materials Corp.(1)(2)	3,649	236,090
Newmont Corp.	2,339	256,846
Nucor Corp.	7,115	1,778,750
Reliance, Inc.	1,470	559,732
Royal Gold, Inc.	2,391	536,732
Steel Dynamics, Inc.	4,071	1,059,071
		9,763,733
Multi-Utilities — 0.5%
Ameren Corp.	6,854	740,026
CenterPoint Energy, Inc.	12,672	535,519
CMS Energy Corp.	8,229	597,179
Consolidated Edison, Inc.	9,936	1,049,540
Dominion Energy, Inc.	13,366	894,720
DTE Energy Co.	4,452	636,057
NiSource, Inc.	8,343	385,613
Public Service Enterprise Group, Inc.	7,106	558,887
Sempra	6,930	617,671

WEC Energy Group, Inc.	2,948	327,375
		6,342,587
Oil, Gas and Consumable Fuels — 5.6%
Antero Midstream Corp.	21,997	461,057
Antero Resources Corp.(1)	17,964	642,213
APA Corp.	29,788	1,085,177
Cheniere Energy, Inc.	11,304	2,541,817
Chevron Corp.	34,424	6,281,003
Chord Energy Corp.	4,711	621,240
Comstock Resources, Inc.(1)(2)	31	413
ConocoPhillips	48,222	5,496,344
Devon Energy Corp.	81,919	3,644,576
Diamondback Energy, Inc.	10,706	2,049,985
DT Midstream, Inc.	3,293	460,954
EOG Resources, Inc.	27,536	3,672,752
EQT Corp.	29,032	1,594,728
Expand Energy Corp.	15,046	1,398,977
Exxon Mobil Corp.	88,313	12,828,346
Hess Midstream LP, Class A	11,132	417,450
HF Sinclair Corp.	8,779	613,564
Kinder Morgan, Inc.	35,799	1,112,633
Kinetik Holdings, Inc.	155	7,122
Marathon Petroleum Corp.	13,410	3,336,006
Matador Resources Co.	9,586	513,810
Occidental Petroleum Corp.	41,486	2,349,352
ONEOK, Inc.	23,976	2,012,545
Ovintiv, Inc.	17,332	971,285
Permian Resources Corp.	67,118	1,290,679
Phillips 66	12,704	2,234,379
Range Resources Corp.	16,287	634,379
SM Energy Co.	20,294	623,229
Sunococorp LLC	264	17,250
Targa Resources Corp.	13,874	3,538,841
Texas Pacific Land Corp.	1,873	736,089
Uranium Energy Corp.(1)	10,441	143,773
Valero Energy Corp.	12,541	3,070,288
Viper Energy, Inc., Class A	4,951	225,270
Williams Cos., Inc.	54,007	3,855,560
		70,483,086
Passenger Airlines — 0.5%
American Airlines Group, Inc.(1)	7,119	104,222
Delta Air Lines, Inc.	37,047	3,055,637
Southwest Airlines Co.	18,224	782,721
United Airlines Holdings, Inc.(1)	19,904	2,284,979
		6,227,559
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	10,084	896,972
Kenvue, Inc.	29,305	506,390
		1,403,362
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	33,358	1,907,410
Elanco Animal Health, Inc.(1)	12,764	304,421
Eli Lilly & Co.	9,710	10,729,550
Jazz Pharmaceuticals PLC(1)	4,206	994,677
Johnson & Johnson	29,293	6,600,592

Merck & Co., Inc.	69,211	8,216,730
Pfizer, Inc.	95,580	2,502,284
Royalty Pharma PLC, Class A	10,510	586,038
Viatris, Inc.	85,134	1,384,279
Zoetis, Inc.	6,852	532,332
		33,758,313
Professional Services — 0.3%
Automatic Data Processing, Inc.	5,848	1,297,320
Booz Allen Hamilton Holding Corp.	1,548	122,571
Broadridge Financial Solutions, Inc.	1,588	244,107
Equifax, Inc.	580	96,158
Genpact Ltd.	1,839	60,595
Jacobs Solutions, Inc.	158	18,938
KBR, Inc.	3	105
Leidos Holdings, Inc.	963	123,072
Paychex, Inc.	5,257	509,824
Paycom Software, Inc.	69	9,637
Planet Labs PBC(1)	5,526	282,600
SS&C Technologies Holdings, Inc.	352	23,767
UL Solutions, Inc., Class A	2,570	255,715
Verisk Analytics, Inc.	3,062	535,819
		3,580,228
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	8,237	1,029,954
CoStar Group, Inc.(1)	6,371	205,146
Jones Lang LaSalle, Inc.(1)	1,731	488,679
Zillow Group, Inc., Class A(1)	632	22,348
Zillow Group, Inc., Class C(1)	2,363	82,705
		1,828,832
Semiconductors and Semiconductor Equipment — 15.8%
Advanced Micro Devices, Inc.(1)	21,478	11,084,796
Allegro MicroSystems, Inc.(1)	620	29,679
Amkor Technology, Inc.	8,930	621,171
Analog Devices, Inc.	6,447	2,668,091
Applied Materials, Inc.	19,523	8,786,521
Astera Labs, Inc.(1)	1,771	607,187
AXT, Inc.(1)	197	20,323
Broadcom, Inc.	61,983	27,692,145
Cirrus Logic, Inc.(1)	3,413	580,039
Credo Technology Group Holding Ltd.(1)	2,002	472,532
Enphase Energy, Inc.(1)	160	10,938
Entegris, Inc.	1,130	156,833
First Solar, Inc.(1)	3,460	1,061,493
FormFactor, Inc.(1)	998	124,341
GLOBALFOUNDRIES, Inc.(1)	2,794	223,436
Intel Corp.(1)	64,084	7,349,153
KLA Corp.	3,503	6,731,750
Lam Research Corp.	36,747	11,692,160
Lattice Semiconductor Corp.(1)	108	15,885
MACOM Technology Solutions Holdings, Inc.(1)	1,105	402,927
Marvell Technology, Inc.	11,484	2,354,220
Microchip Technology, Inc.	6,987	661,320
Micron Technology, Inc.	31,038	30,137,898
MKS, Inc.	197	63,879
Monolithic Power Systems, Inc.	666	1,043,096

Navitas Semiconductor Corp.(1)	35	931
NVIDIA Corp.	312,509	65,983,150
NXP Semiconductors NV	3,311	1,063,990
ON Semiconductor Corp.(1)	25,188	3,038,177
Onto Innovation, Inc.(1)	1,401	361,794
Qnity Electronics, Inc.	3,117	486,252
Qorvo, Inc.(1)	3,005	311,198
QUALCOMM, Inc.	19,253	4,832,888
Rambus, Inc.(1)	3,096	450,344
Silicon Laboratories, Inc.(1)	400	87,040
SiTime Corp.(1)	494	350,839
Skyworks Solutions, Inc.	7,240	563,634
Teradyne, Inc.	5,936	2,221,904
Texas Instruments, Inc.	13,722	4,194,541
		198,538,495
Software — 7.2%
Adobe, Inc.(1)	5,921	1,534,782
AppLovin Corp., Class A(1)	5,322	3,262,865
Atlassian Corp., Class A(1)	5	538
Aurora Innovation, Inc.(1)	20,584	151,087
Autodesk, Inc.(1)	3,227	746,437
Cadence Design Systems, Inc.(1)	3,638	1,363,995
Cipher Digital, Inc.(1)(2)	2,326	55,010
Circle Internet Group, Inc.(1)	3,616	408,608
Clear Secure, Inc., Class A	3,477	192,800
Clearwater Analytics Holdings, Inc., Class A(1)	4,225	102,837
Crowdstrike Holdings, Inc., Class A(1)	3,240	2,368,440
Datadog, Inc., Class A(1)	4,222	1,044,312
Docusign, Inc.(1)	4,905	257,611
Dropbox, Inc., Class A(1)	678	18,225
D-Wave Quantum, Inc.(1)(2)	923	27,819
Dynatrace, Inc.(1)	3,909	166,484
Fair Isaac Corp.(1)	272	340,160
Fortinet, Inc.(1)	19,953	2,752,915
Gitlab, Inc., Class A(1)	13	404
Guidewire Software, Inc.(1)	198	30,229
HubSpot, Inc.(1)	655	144,513
InterDigital, Inc.	2,041	514,516
Intuit, Inc.	3,669	1,216,384
JFrog Ltd.(1)	88	6,994
Manhattan Associates, Inc.(1)	2,040	306,102
Microsoft Corp.	115,608	52,051,346
Nutanix, Inc., Class A(1)	3,340	173,914
Oracle Corp.	22,762	5,139,204
Palantir Technologies, Inc., Class A(1)	29,478	4,614,486
Palo Alto Networks, Inc.(1)	9,970	2,808,449
Pegasystems, Inc.	5,489	196,122
PTC, Inc.(1)	447	62,012
Riot Platforms, Inc.(1)	1,106	29,984
Roper Technologies, Inc.	1,413	459,974
Rubrik, Inc., Class A(1)	1,805	141,927
Salesforce, Inc.	11,755	2,246,381
Samsara, Inc., Class A(1)	512	17,915
ServiceNow, Inc.(1)	13,800	1,716,306
Strategy, Inc., Class A(1)	4,540	722,269

Synopsys, Inc.(1)	2,512	1,194,757
Trimble, Inc.(1)	1,447	81,625
Tyler Technologies, Inc.(1)	542	169,727
UiPath, Inc., Class A(1)(2)	1,120	13,126
Workday, Inc., Class A(1)	2,886	421,904
Zoom Communications, Inc., Class A(1)	6,549	665,313
Zscaler, Inc.(1)	1,343	187,657
		90,128,465
Specialty Retail — 2.0%
AutoNation, Inc.(1)	2,432	456,535
AutoZone, Inc.(1)	87	255,362
Best Buy Co., Inc.	12,936	1,008,361
Burlington Stores, Inc.(1)	4,168	1,349,724
Carvana Co.(1)	7,658	559,034
Chewy, Inc., Class A(1)	4,458	100,483
Dick's Sporting Goods, Inc.	1,683	383,000
Five Below, Inc.(1)	3,769	856,920
GameStop Corp., Class A(1)	6,329	134,048
Gap, Inc.	18,408	389,329
Home Depot, Inc.	12,880	4,084,763
Lithia Motors, Inc.	20	5,818
Lowe's Cos., Inc.	4,671	1,001,276
Murphy USA, Inc.	1,202	608,248
O'Reilly Automotive, Inc.(1)	7,832	680,444
Penske Automotive Group, Inc.	501	83,852
Ross Stores, Inc.	16,169	3,746,842
TJX Cos., Inc.	34,973	5,412,072
Tractor Supply Co.	29,296	923,703
Ulta Beauty, Inc.(1)	2,768	1,408,497
Wayfair, Inc., Class A(1)	1,230	88,880
Williams-Sonoma, Inc.	7,416	1,509,675
		25,046,866
Technology Hardware, Storage and Peripherals — 7.2%
Apple, Inc.	215,472	67,240,192
Dell Technologies, Inc., Class C	4,006	1,686,166
Everpure, Inc., Class A(1)	5,469	434,840
Hewlett Packard Enterprise Co.	28,993	1,247,859
HP, Inc.	12,268	331,727
IonQ, Inc.(1)(2)	2,089	150,554
NetApp, Inc.	4,617	804,697
Sandisk Corp.(1)	5,186	8,790,166
Seagate Technology Holdings PLC	4,467	3,930,067
Super Micro Computer, Inc.(1)	10,371	477,999
Western Digital Corp.	9,741	5,174,517
		90,268,784
Textiles, Apparel and Luxury Goods — 0.5%
Amer Sports, Inc.(1)	3,446	122,609
Birkenstock Holding PLC(1)(2)	1,181	53,228
Deckers Outdoor Corp.(1)	10,346	1,177,892
Levi Strauss & Co., Class A	6,024	139,757
Lululemon Athletica, Inc.(1)	6,702	879,168
NIKE, Inc., Class B	19,223	888,679
Ralph Lauren Corp.	2,342	852,254
Tapestry, Inc.	7,766	1,129,642
VF Corp.	32,483	558,058
		5,801,287

Tobacco — 0.3%
Altria Group, Inc.	14,340	997,777
Philip Morris International, Inc.	11,742	2,082,796
		3,080,573
Trading Companies and Distributors — 0.7%
Applied Industrial Technologies, Inc.	1,286	390,700
Core & Main, Inc., Class A(1)	473	23,390
Fastenal Co.	39,366	1,739,977
Ferguson Enterprises, Inc.	1,306	295,117
GATX Corp.	88	14,879
QXO, Inc.(1)(2)	15,401	265,667
SiteOne Landscape Supply, Inc.(1)	8	869
United Rentals, Inc.	1,998	1,989,349
Watsco, Inc.	855	313,870
WESCO International, Inc.	1,698	613,267
WW Grainger, Inc.	2,026	2,500,570
		8,147,655
Water Utilities — 0.0%
American Water Works Co., Inc.	1,723	212,394
Essential Utilities, Inc.	2,787	102,813
		315,207
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	12,001	2,250,548
TOTAL COMMON STOCKS (Cost $958,903,242)		1,253,048,753
RIGHTS — 0.0%
Biotechnology — 0.0%
Metsera, Inc.(1)	103	505
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc.(1)	3,669	1,944
Health Care Equipment and Supplies — 0.0%
Hologic, Inc.(1)	4,921	49
TOTAL RIGHTS (Cost $2,498)		2,498
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	624	2,028
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	673,289	673,289
State Street Navigator Securities Lending Government Money Market Portfolio(3)	601,120	601,120
TOTAL SHORT-TERM INVESTMENTS (Cost $1,274,409)		1,274,409
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $960,180,149)		1,254,327,688
OTHER ASSETS AND LIABILITIES — 0.0%		347,609
TOTAL NET ASSETS — 100.0%		$1,254,675,297

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,578,100. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,658,090, which includes securities collateral of $1,056,970.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.